Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contributions
Contributions by employer, noncash, next fiscal year	$ 4
Expense of defined contribution plans	293	$ 269	$ 278
Defined pension benefits
Contributions
Estimated contribution by employer, next fiscal year	93
Defined pension benefits | Switzerland
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	18	37
Of which, discretionary contributions to defined benefit pension plans	0	0
Expected future cash flows in respect of pension and other postretirement benefit plans
2024	257
2025	219
2026	215
2027	205
2028	200
Years 2029-2033	909
Defined pension benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	89	58
Of which, discretionary contributions to defined benefit pension plans	67	$ 18
Expected future cash flows in respect of pension and other postretirement benefit plans
2024	259
2025	261
2026	260
2027	266
2028	264
Years 2029-2033	$ 1,267